Other reserves - Translation Reserve Comprises (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Equity	£ 3,734	£ 3,833	£ 4,160	£ 4,068
Translation reserve
Disclosure of reserves within equity [line items]
Equity	148	229	526	£ 227
Balance relating to continuing net investment hedges
Disclosure of reserves within equity [line items]
Equity	(86)	(53)	(144)
Balance relating to discontinued net investment hedges
Disclosure of reserves within equity [line items]
Equity	(38)	(68)	(85)
Balance related to foreign exchange differences on translation of foreign operations
Disclosure of reserves within equity [line items]
Equity	£ 272	£ 350	£ 755